IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
In-process research and development		$ 81,683
Deferred tax liability		13,195
IMM60 iOx Melanoma & Lung Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development		36,181
IMM65 iOx Ovarian/Prostate Cancers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development		21,709
IOX [Member]
IfrsStatementLineItems [Line Items]
In-process research and development		57,890
Oncomer Saugatuck D N A Aptamers [Member]
IfrsStatementLineItems [Line Items]
In-process research and development		178
Tarus PORT-6 & PORT-7 Adenosine Receptors [Member]
IfrsStatementLineItems [Line Items]
In-process research and development		22,723
Tarus PORT-8 Adenosine Receptors [Member]
IfrsStatementLineItems [Line Items]
In-process research and development		420
Tarus PORT-9 Adenosine Receptors [Member]
IfrsStatementLineItems [Line Items]
In-process research and development		472
Tarus [Member]
IfrsStatementLineItems [Line Items]
In-process research and development		$ 23,615